Filed pursuant to Rule 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-43089 and 811-06431

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

AMG FUNDS II

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

AMG FUNDS III

AMG Managers Bond Fund

(Prospectus and Statement of Additional Information, each dated May 1, 2016, as supplemented July 28, 2016)

Supplement dated August 26, 2016 to the

Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund and AMG TimesSquare International Small Cap Fund, each a series of AMG Funds, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Bond Fund, a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectuses and Statements of Additional Information, dated as noted above.

The Funds’ Boards of Trustees approved management’s proposals to change certain fees paid by the Funds effective as of October 1, 2016. Management’s proposals are designed to implement consistent fee structures across the AMG Funds and Aston Funds complex of funds, in connection with the planned integration of the AMG Funds and Aston Funds fund families in October. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for any Fund. More information about the fee changes is provided below.

AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, and AMG TimesSquare International Small Cap Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee while reducing the management fee. For AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund, the management fee will be reduced from 1.00% to 0.85% of the Fund’s average daily net assets; and for AMG TimesSquare International Small Cap Fund, the management fee will be reduced from 0.90% to 0.75% of average daily net assets. Each Fund will be authorized to pay AMG Funds LLC (“AMGF”) an administrative fee of 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

ST354

AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund

The Board approved management’s proposals to change certain fees paid by the Funds, in each case authorizing the Funds to pay an administrative fee, authorizing shares of AMG Managers Short Duration Government Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund while reducing the management fee. For AMG Managers Short Duration Government Fund, the management fee will be reduced from 0.70% to 0.40% of the Fund’s average daily net assets and for AMG Managers Intermediate Duration Government Fund, the management fee will be reduced from 0.70% to 0.48% of the Fund’s average daily net assets. Each Fund will be authorized to pay AMGF an administrative fee of 0.15%. Shares of AMG Managers Short Duration Government Fund will be authorized to pay up to 0.15% in shareholder servicing fees. Shareholder servicing fees paid by shares of AMG Managers Intermediate Duration Government Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Funds. AMGF will pay a portion of the management fee to each Fund’s subadvisor for its services.

AMG Managers Bond Fund

The Board approved management’s proposals to change certain fees paid by the Fund, reducing the administrative fee while authorizing Institutional Class shares of the Fund to pay a shareholder servicing fee and increasing the shareholder servicing fees paid by Service Class shares of the Fund. The administrative fees paid to AMGF will be reduced from 0.25% to 0.15%. Institutional Class shares of the Fund will be authorized to pay up to 0.05% in shareholder servicing fees. Shareholder servicing fees paid by Service Class shares of the Fund will increase from up to 0.10% to 0.15%. These changes do not increase the overall fees incurred by shareholders of the Fund. AMGF will pay a portion of the management fee to the Fund’s subadvisor for its services.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE